UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08415

EVERGREEN FIXED INCOME TRUST
________________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)
Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:  4/30

Date of reporting period:  7/1/2010 - 7/9/2010

ITEM 1. PROXY VOTING RECORD

The following are series of Evergreen Fixed Income Trust (the "Registrant"):

Evergreen Intermediate and Long Term Bond Funds (FYE 4/30)
	Evergreen Core Plus Bond Fund
	Evergreen Diversified Income Builder Fund
	Evergreen High Income Fund
	Evergreen U.S. Government Fund



The following series of the Registrant merged into the Wells Fargo Advantage Funds family of funds during the reporting period, held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, has no proxy votes to report:

	Evergreen Core Plus Bond Fund
	Evergreen Diversified Income Builder Fund
 	Evergreen High Income Fund
	Evergreen U.S. Government Fund





                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN FIXED INCOME TRUST
                                By:   /s/ Kasey Phillips
                                   ---------------------------------------
                                    Kasey Phillips
                                    Treasurer

Date:  April 11, 2011
     --------------------------